Equity instruments - Collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial instruments received as collateral	$ 123,940	$ 68,252
Financial instruments in connection with securities loans transactions | Equity investments
Financial instruments
Financial instruments received as collateral	1	74
Financial assets pledged as collateral	410
Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions | Equity investments
Financial instruments
Financial instruments received as collateral	1	74
Financial assets pledged as collateral	$ 410	$ 81